Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 6,444		$ 6,719		$ 6,045
Cost of products sold	(5,531)		(5,640)		(5,049)
Gross margin	913		1,079		996
Selling, general and administrative expenses	(702)		(680)		(676)
OPEB curtailment gains	51		1		29
Adjustments of assets to fair value	(187)		(279)		(2)
Interest expense, net	(128)		(127)		(129)
Amortization expense	(49)		(48)		(49)
Equity earnings of non-consolidated affiliates	34		37		32
Restructuring expense, net	(26)		(5)		(8)
Other expense, net	(26)		(18)		(17)
(Loss) income from continuing operations before income taxes	(120)		(40)		176
Income tax benefit (expense)	29		(16)		(11)
Net (loss) income from continuing operations	(91)		(56)		165
(Loss) income from discontinued operations, net of tax	(19)		(27)		2
Net (loss) income	(110)		(83)		167
Less net income attributable to noncontrolling interests	(7)		(7)		(6)
Net (loss) income attributable to Federal-Mogul	(117)	[1]	(90)	[2]	161
Net (loss) income per common share attributable to Federal-Mogul - basic:
Net (loss) income from continuing operations	$ (0.99)		$ (0.64)		$ 1.61
(Loss) income from discontinued operations, net of tax	$ (0.19)		$ (0.27)		$ 0.02
Net (loss) income	$ (1.18)	[1]	$ (0.91)	[2]	$ 1.63
Net (loss) income per common share attributable to Federal-Mogul - diluted:
Net (loss) income from continuing operations	$ (0.99)		$ (0.64)		$ 1.60
(Loss) income from discontinued operations, net of tax	$ (0.19)		$ (0.27)		$ 0.02
Net (loss) income	$ (1.18)	[1]	$ (0.91)	[2]	$ 1.62
Amounts attributable to Federal-Mogul:
Net (loss) income from continuing operations	(98)		(63)		159
(Loss) income from discontinued operations, net of tax	(19)		(27)		2
Net (loss) income attributable to Federal-Mogul	$ (117)	[1]	$ (90)	[2]	$ 161

[1]	The Company's results were impacted by the following: • Quarter ended December 31, 2012: The Company recognized adjustment of assets to fair value of $20 million, partially offset by $5 million of tax benefit. • Quarter ended September 30, 2012: The Company recognized adjustment of assets to fair value of $53 million, partially offset by $7 million of tax benefit. This net charge was more than offset by the Company's recognition of a $51 million OPEB curtailment gain with no tax impact. • Quarter ended June 30, 2012: The Company recognized adjustment of assets to fair value of $112 million, partially offset by $15 million of tax benefit.
[2]	The Company's results were impacted by the following: • Quarter ended December 31, 2011: The Company recognized adjustment of assets to fair value of $276 million, partially offset by $14 million of tax benefit.